Preferred Stock Warrant Liability (Details 1) (Aldagen Inc [Member], Warrant [Member])	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Aldagen Inc [Member] | Warrant [Member]
Dividend yield	0.00%	0.00%
Volatility	83.25%	83.90%
Risk-free interest rate	0.48%	1.15%
Remaining contractual term (in years)	3 years 3 months	2 years 11 months 19 days